Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	€ 723.7	€ 746.9	€ 1,438.9	€ 1,507.0
Cost of sales	(514.5)	(540.6)	(1,046.1)	(1,089.1)
Gross profit	209.2	206.3	392.8	417.9
Other operating expenses	(107.6)	(103.9)	(224.6)	(224.6)
Exceptional items	(13.0)	(14.9)	(22.9)	(32.0)
Operating profit	88.6	87.5	145.3	161.3
Finance income	3.1	13.6	9.1	10.5
Finance costs	(31.6)	(30.5)	(59.0)	(61.5)
Net financing costs	(28.5)	(16.9)	(49.9)	(51.0)
Profit before tax	60.1	70.6	95.4	110.3
Taxation	(11.6)	(13.5)	(18.0)	(20.5)
Profit for the period	€ 48.5	€ 57.1	€ 77.4	€ 89.8
Basic earnings per share	€ 0.35	€ 0.37	€ 0.55	€ 0.59
Equity owners of the parent	€ 48.5	€ 57.1	€ 77.4	€ 89.8
Earnings per share
Diluted earnings per share	€ 0.35	€ 0.37	€ 0.55	€ 0.58